Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.11%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,201,891.30

Principal:
Principal Collections	$32,577,593.35
Prepayments in Full	$17,043,598.73
Liquidation Proceeds	$650,716.03
Recoveries	$(796.00)
Sub Total	$50,271,112.11
Collections	$53,473,003.41

Purchase Amounts:
Purchase Amounts Related to Principal	$484,957.50
Purchase Amounts Related to Interest	$1,104.22
Sub Total	$486,061.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,959,065.13

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,959,065.13
Servicing Fee	$1,252,200.71	$1,252,200.71	$0.00	$0.00	$52,706,864.42
Interest - Class A-1 Notes	$93,733.13	$93,733.13	$0.00	$0.00	$52,613,131.29
Interest - Class A-2a Notes	$443,333.33	$443,333.33	$0.00	$0.00	$52,169,797.96
Interest - Class A-2b Notes	$152,619.70	$152,619.70	$0.00	$0.00	$52,017,178.26
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$51,388,840.76
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$51,172,040.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,172,040.76
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$51,084,027.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,084,027.43
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$51,020,885.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,020,885.43
Regular Principal Payment	$129,584,966.68	$51,020,885.43	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,959,065.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$51,020,885.43
Total					$51,020,885.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$51,020,885.43	$147.29	$93,733.13	$0.27	$51,114,618.56	$147.56
Class A-2a Notes	$0.00	$0.00	$443,333.33	$1.11	$443,333.33	$1.11
Class A-2b Notes	$0.00	$0.00	$152,619.70	$0.96	$152,619.70	$0.96
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$51,020,885.43	$32.46	$1,685,978.99	$1.07	$52,706,864.42	$33.53

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$129,584,966.68	0.3740906	$78,564,081.25	0.2268016
Class A-2a Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000
Class A-2b Notes	$159,800,000.00	1.0000000	$159,800,000.00	1.0000000
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,354,974,966.68	0.8620585	$1,303,954,081.25	0.8295982

Pool Information
Weighted Average APR	2.520%	2.503%
Weighted Average Remaining Term	52.98	52.13
Number of Receivables Outstanding	61,675	60,501
Pool Balance	$1,502,640,846.23	$1,451,408,832.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,375,082,892.85	$1,328,321,137.69
Pool Factor	0.8746334	0.8448131

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$123,087,694.89
Targeted Overcollateralization Amount	$167,704,448.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,454,751.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		116	$475,148.04
(Recoveries)		1	$(796.00)
Net Loss for Current Collection Period			$475,944.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3801%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0253%
Second Prior Collection Period			0.1159%
Prior Collection Period			0.2612%
Current Collection Period			0.3867%
Four Month Average (Current and Prior Three Collection Periods)			0.1973%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		598	$1,038,275.97
(Cumulative Recoveries)			$43,098.88
Cumulative Net Loss for All Collection Periods			$995,177.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0579%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,736.25
Average Net Loss for Receivables that have experienced a Realized Loss			$1,664.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.52%	293	$7,554,086.53
61-90 Days Delinquent	0.08%	36	$1,103,832.33
91-120 Days Delinquent	0.02%	9	$290,316.01
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.62%	338	$8,948,234.87

Repossession Inventory:
Repossessed in the Current Collection Period		26	$730,180.02
Total Repossessed Inventory		40	$1,172,191.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0430%
Prior Collection Period			0.0454%
Current Collection Period			0.0744%
Three Month Average			0.0543%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0961%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer